Provisions (Narrative) (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Additions		£ 2,826
Payment protection insurance redress [Member]
Disclosure of other provisions [line items]
Additions	£ 400	400
Not later than one year [member]
Disclosure of other provisions [line items]
Expected reimbursement, other provisions		£ 791	£ 2,242